Estimated Actuarial Loss and Prior Service Cost for Benefit Plans that will be Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Cost Over Next Fiscal Year (Detail) (Pension Plans, Defined Benefit, JPY ¥)
In Millions, unless otherwise specified
12 Months Ended
Mar. 31, 2013
Pension Plans, Defined Benefit
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Amortization of actuarial loss	¥ 1,860
Amortization of prior service cost	¥ 278